GOING CONCERN (Details Narrative) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Going Concern Details Narrative
Accumulated Deficit	$ (38,803,043)	$ (36,726,529)	$ (14,837,317)